Rule 497(e)
                                                              File Nos.333-25289
                                                                       811-08183


                            SCHWAB SELECT ANNUITY(R)
           ISSUED BY FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        VARIABLE ANNUITY-1 SERIES ACCOUNT

  Supplement dated November 2, 2004 to the Statement of Additional Information
              for the Schwab Select Annuity(R) dated April 30, 2004

Please note the following changes to the Statement of Additional Information.

Effective November 2, 2004, the address of First Great-West Life & Annuity Insurance Company has changed. The new address is:

First Great-West Life & Annuity Insurance Company
50 Main Street, 9th Floor
White Plains, New York 10606

The name change should be reflected on page 1 of the Statement of Additional Information.

                Please keep this supplement for future reference.